Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

a)	Related parties *

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders (1)
BitCool Media Group Limited (“Bitcool Media”)	A company controlled by aBitCool
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
A PRC citizen	Seller of iJoy
Suzhou Youpusi Information Technology Co., Ltd. (formerly known as Suzhou Aizhuoyi Information Technology Co., Ltd.) (“SZ Youpusi”)	A company controlled by the seller of iJoy
Mr. Li	Noncontrolling shareholder of Aipu Group
Upwise Investment Limited (“Upwise”)	Seller of Dermot Entities
Dyxnet Internet Center Limited (“DIC”)	A related party of the seller of Dermot Entities
Dyxnet Corporate Service Limited (“DCS”)	A related party of the seller of Dermot Entities
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (2)	A company controlled by principal shareholder of the Company
Chengdu Xishanju Shiyou Technology Co., Ltd. (“CD Xishanju”) (2)	A company controlled by principal shareholder of the Company
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (2)	A company controlled by principal shareholder of the Company
Chengdu Kingsoft Digital Entertainment Technology Co., Ltd. (“CD Kingsoft”) (2)	A company controlled by principal shareholder of the Company
Xiaomi Communication Technology Co., Ltd. (“Xiaomi Communication”) (3)	A company controlled by principal shareholder of the Company
Taiwan Xiaomi Communication Technology Co., Ltd. (“TW Xiaomi”) (3)	A company controlled by principal shareholder of the Company
Xiaomi Technology Co., Ltd. (“Xiaomi Technology”) (3)	A company controlled by principal shareholder of the Company
Beijing Xiaomi Mobile Software Co., Ltd. (“BJ Xiaomi”) (3)	A company controlled by principal shareholder of the Company
Chengdu Xingpu Investment Management Co., Ltd. (“CD Xingpu”)	A related party of Mr. Li
Anlai Network Communication Technology Company Limited (“Anlai”)	Seller of Dermot Entities
WNT Technology Limited (“WNT Technology”)	A related party of Lap Man
Chengdu Guotao Communication Co., Ltd (“CD Guotao”)	Noncontrolling shareholder of Aipu
Dyxnet Data Centre Services Limited(“DCSS”)	Lap Man as Common director, a related party of seller of Dermot entities

*	These are the related parties that have engaged in significant transactions with the Company for the year ended December 31, 2014, 2015 and 2016.
(1)

There are certain shareholders (“Common Shareholders”) that are shareholders of both aBitCool and the Company. As of December 31, 2016, in terms of economic interests and voting power, the Common Shareholders’ ownership interests in the Company were 5.89% and 15.42% while their ownership interests in aBitCool was 90.14% in terms of both economic interests and voting power, based on the register of members of the Company. There is neither a single controlling shareholder nor a group of shareholders holding identical ownership interests individually and controlling ownership interests in aggregate in the Company and aBitCool.

(2)	These companies and Kingsoft are ultimately controlled by the same party. Kingsoft made a significant investment in the Company in 2015 and 2016 (note 28).
(3)	These companies and Xiaomi are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015 and 2016 (note 28).

b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2014, 2015 and 2016:

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Communication	—	27,144	113,458	16,341
- BJ Kingsoft	—	7,969	19,471	2,804
- BJ Xiaomi	—	275	11,689	1,684
- BJ Cheetah	—	6,712	9,478	1,365
- CD Xishanju	—	3,379	2,320	334
- TW Xiaomi	—	91	93	13
- Upwise	143	204	—	—
- DCS	18	73	—	—
- DIC	—	508	—	—

Services provided by:
- DCSS	—	—	10,883	1,567
- DIC	4,106	10,764	7,053	1,016
- WNT Technology	—	—	2,125	306
- BJ Kingsoft	—	—	1,045	151
- DCS	587	9,259	—	—
- Upwise	97	253	—	—

Purchases of equipment and property from:
- DIC	—	—	3,079	443
- SZ Youpusi	80,059	3,577	1,410	203
- DCS	330	—	—	—
- CD Xingpu	—	37,101	—	—

Loans provided to:
- Seller of Aipu Group	98,500	—	—	—
- BitCool Media	22,792	—	—	—

Loan from:
- CD Guotao	—	—	3,483	502

Repayment of loans:
- BitCool Media	35,380	—	—	—

Receipt of interest income from loan to:
- BitCool Media	1,553	—	—	—

Interest income from loan to:
- BitCool Media	956	1,211	—	—

Management service provided by:
- DCS	8,949	16,602	—	—

c)	The Company had the following related party balances as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Seller of Aipu Group	28,500	98,500	14,187
- Seller of iJoy	25,974	27,748	3,997
- Xiaomi Communication	9,367	22,473	3,237
- CD Xingpu	—	12,466	1,795
- SH Shibei	9,800	9,800	1,411
- BJ Cheetah	2,590	4,776	688
- BJ Kingsoft	3,561	3,864	557
- BJ Xiaomi	—	1,631	235
- SZ Youpusi	863	817	118
- CD Xishanju	1,469	256	37
- TW Xiaomi	20	—	—
- Bitcool Media	22,605	—	—
- Upwise	327	—	—
- DCS	61	—	—
- Others	—	284	40

	105,137	182,615	26,302

Non-current:
- Seller of Aipu Group	70,000	—	—

Amounts due to related parties:
Current:
- Seller of the Managed Network Entities	47,755	47,755	6,878
- Seller of iJoy	61,436	38,131	5,492
- Seller of Aipu Group	76,666	30,000	4,321
- CD Guotao	—	3,483	502
- BJ Kingsoft	—	1,105	159
- SZ Youpusi	—	667	96
- DCS	894	—	—
- Xiaomi Technology	210	361	52
- CD Xingpu	1,000	43	6
- DIC	789	11	2
- Seller of WiFire BJ and Yilong	2,970	—	—
- Sellers of Dermot Entities	205,800	—	—
- Upwise	41	—	—
- CD Kingsoft	5	—	—
- BJ Cheetah	22	—	—
- Others	—	372	53

	397,588	121,928	17,561

	December 31,
	2015	2016
	RMB	RMB	US$
Non-current:
- Seller of Tianying	16,350	—	—
- Seller of Aipu Group	11,034	—	—

	27,384	—	—